UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.6% (2.3% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,253,080
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 8.9% (5.7% of Total Investments)
250	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA–	265,543
	AGC Insured
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/21 at 100.00	A–	706,640
	Health Sciences, Series 2011, 5.250%, 10/01/41
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	785,372
	Series 2011A, 6.500%, 10/01/35
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	649,281
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	666,918
	Series 2011, 5.000%, 4/01/36
2,730	Total Education and Civic Organizations			3,073,754
	Health Care – 33.4% (21.3% of Total Investments)
485	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA–	543,418
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	782,952
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB–	945,959
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	473,525
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	789,203
	Health System, Series 2004, 5.500%, 2/15/29
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	BBB+	221,414
	Health System, Series 2011, 5.500%, 2/15/31
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	A3	591,732
	Region Medical Center, Series 2011, 5.000%, 11/01/27
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St.	12/21 at 100.00	A+	565,090
	Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St.	11/20 at 100.00	A+	2,213,020
	Lukes’s Health System, Series 2010A, 5.000%, 11/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,541,715
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,187,294
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	513,970
	System, Series 2003, 5.700%, 2/15/34
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	BBB–	757,195
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue	11/16 at 100.00	N/R	355,408
	Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
10,870	Total Health Care			11,481,895
	Housing/Multifamily – 0.4% (0.3% of Total Investments)
150	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/12 at 100.00	AA	150,446
	5.250%, 12/01/16
	Housing/Single Family – 2.7% (1.7% of Total Investments)
350	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AA+	364,462
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
535	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AA+	549,252
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
885	Total Housing/Single Family			913,714
	Long-Term Care – 11.7% (7.5% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	1,779,575
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	522,965
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BBB–	476,325
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	280,583
	Projects, Series 2011, 6.000%, 2/01/41
425	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/22 at 100.00	A	444,924
	of Sunset Hills, Series 2012, 5.000%, 9/01/42
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB	515,955
	of West County, Series 2007A, 5.500%, 9/01/28
3,900	Total Long-Term Care			4,020,327
	Materials – 2.2% (1.4% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BB+	752,528
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 17.4% (11.1% of Total Investments)
600	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	651,468
	School Building Series 2012, 4.375%, 3/01/32
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	3/15 at 100.00	AA–	1,657,560
	Series 2005, 5.250%, 3/01/24 – AGM Insured
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,988,249
	5.000%, 3/01/27
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AA–	554,875
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	1,112,760
	NPFG Insured
5,285	Total Tax Obligation/General			5,964,912
	Tax Obligation/Limited – 25.4% (16.2% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	673,080
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	81,521
175	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	BBB+	179,417
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	266,887
	2006, 5.000%, 6/01/28
455	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	501,870
475	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	534,000
	2011B, 4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue	9/21 at 100.00	AA–	337,566
	Bonds, Series 2011A, 5.000%, 9/01/32
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	464,460
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal	6/16 at 100.00	N/R	104,650
	Creek Parkway Project, Series 2011, 5.000%, 6/01/21
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	371,300
	Project, Series 2005A, 5.000%, 6/01/35
415	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	3/16 at 100.00	A–	426,313
	Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/13 at 100.00	A	451,665
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/13 at 101.00	N/R	437,985
	District, Series 2006, 5.000%, 5/01/23
1,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,964,655
	2009A, 6.000%, 8/01/42
225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	47,457
	0.000%, 8/01/41
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	308,205
	8/01/41 – NPFG Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A	634,326
	5.250%, 5/01/20
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	341,455
400	5.500%, 11/01/27	11/14 at 100.00	N/R	401,100
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	200,550
	Village Project, Series 2005B, 5.500%, 11/01/27
9,715	Total Tax Obligation/Limited			8,728,462
	Transportation – 15.8% (10.0% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	10/12 at 100.50	A	503,230
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	3/13 at 100.00	N/R	1,000,720
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	1,170,440
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA–	2,742,171
	2007A, 5.000%, 7/01/21 – AGM Insured
5,000	Total Transportation			5,416,561
	U.S. Guaranteed – 13.9% (8.8% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	AAA	688,404
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A, 5.000%,	3/13 at 100.00	AA+ (4)	1,669,283
	3/01/23 (Pre-refunded 3/01/13)
1,395	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/11 at 100.00	N/R (4)	1,395,000
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds,
	Series 2004:
80	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	85,934
250	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	268,543
20	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	21,493
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	633,150
	7/01/20 (Alternative Minimum Tax) (ETM)
4,560	Total U.S. Guaranteed			4,761,807
	Utilities – 6.1% (3.9% of Total Investments)
110	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds,	1/16 at 100.00	A2	116,712
	Series 2006A, 4.125%, 1/01/21 – AMBAC Insured
500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds,	1/16 at 100.00	A–	521,540
	Series 2006, 5.000%, 1/01/34 – NPFG Insured
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	443,484
425	5.000%, 1/01/37	1/21 at 100.00	A2	461,588
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	551,523
1,965	Total Utilities			2,094,847
	Water and Sewer – 15.3% (9.8% of Total Investments)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A	675,894
	Series 2009, 6.000%, 3/01/39
1,150	Kansas City, Missouri, Water Revenue Bonds, Series 2012A, 4.500%, 12/01/36	12/21 at 100.00	AA+	1,279,053
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	227,328
	2006C, 5.000%, 5/01/36 – NPFG Insured
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	3,076,336
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
4,915	Total Water and Sewer			5,258,611
$ 51,725	Total Investments (cost $50,707,291) – 156.8%			53,870,944
	Floating Rate Obligations – (6.5)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.0)% (5)			(17,880,000)
	Other Assets Less Liabilities – 1.7%			598,669
	Net Assets Applicable to Common Shares – 100%			$ 34,364,613

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

     Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
     Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$53,870,944	$—	$53,870,944

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $48,440,501.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,348,816
Depreciation	(143,598)
Net unrealized appreciation (depreciation) of investments	$3,205,218

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012